UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21364

Schroder Global Series Trust
(Exact name of registrant as specified in charter)

875 Third Avenue, 22nd Floor New York, NY		10022
(Address of principal executive offices)		(Zip code)

Carin F. Muhlbaum 875 Third Avenue, 22nd Floor New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-464-3108

Date of fiscal year end:	October 31, 2016

Date of reporting period:	July 31, 2016

Item 1.   Schedule of Investments

Schroder North American Equity Fund

Schedule of Investments

July 31, 2016 (unaudited)

Shares		Value $

	COMMON STOCK — 98.8%
	Bermuda — 0.4%
8,800	Axis Capital Holdings	489,104
10,000	Everest Re Group	1,890,100
7,420	RenaissanceRe Holdings	871,998
		3,251,202
	Canada — 1.1%
54,600	Cameco	521,892
20,600	Capital Power	331,329
39,700	Centerra Gold	234,129
27,300	CGI Group Class A (1)	1,325,429
46,800	CI Financial	956,682
15,200	Dominion Diamond	139,584
23,300	Genworth MI Canada	622,273
33,300	IAMGOLD (1)	171,901
83,100	Lundin Mining (1)	347,510
78,400	Manulife Financial	1,068,832
17,400	Metro Class A	632,618
24,700	Nevsun Resources	81,725
15,800	Open Text	962,776
41,000	Potash Corp. of Saskatchewan	639,030
87,700	Surge Energy	155,833
44,200	Teck Resources Class B	704,478
		8,896,021
	Ireland — 0.9%
40,352	Accenture Class A	4,552,109
35,700	Eaton	2,263,737
		6,815,846
	Israel — 0.1%
10,600	Check Point Software Technologies (1)	814,928

	Netherlands — 0.3%
34,600	LyondellBasell Industries Class A	2,603,996

	Switzerland — 0.0%
36,000	Transocean	395,640

	United States — 96.0%
	Consumer Discretionary — 11.6%
9,100	Abercrombie & Fitch Class A	188,461
15,106	Amazon.com (1)	11,462,584
29,600	Bed Bath & Beyond	1,330,520
25,400	Best Buy	853,440
14,400	Brinker International	678,816
30,300	Buckle	829,917
5,000	Carter’s	506,250
14,100	Cato Class A	504,357
4,000	CBS Class B	208,880
25,400	Coach	1,094,994
92,700	Comcast Class A	6,234,075
4,174	Cracker Barrel Old Country Store	657,029
22,700	Darden Restaurants	1,397,412
18,200	Finish Line Class A	395,486
13,800	Foot Locker	822,756
28,800	Ford Motor	364,608
13,600	Fossil Group (1)	429,760
12,800	GameStop Class A	396,160
26,700	Gannett	340,692
28,600	Gap	737,594
24,700	Garmin	1,341,951
45,900	Gentex	811,053
17,400	Genuine Parts	1,778,976
15,500	GNC Holdings Class A	316,355
2,800	Hasbro	227,444
28,800	Hillenbrand	931,680
51,893	Home Depot	7,173,689
18,700	John Wiley & Sons Class A	1,078,990
14,500	Kohl’s	603,055
14,000	L Brands	1,034,600
13,100	Leggett & Platt	688,667
48,200	Lowe’s	3,965,896
20,500	Macy’s	734,515
41,000	Mattel	1,368,580
40,281	McDonald’s	4,739,060
8,100	Meredith	441,288
21,300	Michael Kors Holdings (1)	1,101,636
29,100	Nike Class B	1,615,050
14,600	Nordstrom	645,758
29,900	Omnicom Group	2,460,471
16,800	PetMed Express	348,264
788	Priceline Group (1)	1,064,438
9,500	Ralph Lauren Class A	931,855
26,800	Ross Stores	1,657,044
29,700	Scripps Networks Interactive Class A	1,961,982
1,300	Sherwin-Williams	389,649
53,800	Staples	499,802
37,700	Starbucks	2,188,485
24,100	Steven Madden (1)	843,982
32,900	Target	2,478,357
8,600	Thor Industries	658,244
22,545	Time Warner	1,728,074
42,700	TJX	3,489,444
11,900	Tupperware Brands	745,892
20,000	Twenty-First Century Fox Class A	532,800
24,200	Urban Outfitters (1)	723,580
36,500	Viacom Class B	1,659,655
14,600	Vitamin Shoppe (1)	427,196
56,572	Walt Disney	5,428,083

Shares		Value $

6,900	Williams-Sonoma	373,152
26,300	Yum! Brands	2,351,746
		92,974,229
	Consumer Staples — 10.0%
94,400	Altria Group	6,390,880
54,800	Archer-Daniels-Midland	2,470,384
39,900	Campbell Soup	2,484,573
8,900	Church & Dwight	874,336
205,316	Coca-Cola	8,957,937
44,882	Colgate-Palmolive	3,340,567
6,073	Costco Wholesale	1,015,527
25,917	CVS Health	2,403,024
26,400	Dr. Pepper Snapple Group	2,600,664
46,100	General Mills	3,314,129
14,700	Kimberly-Clark	1,904,385
12,600	Kraft Heinz	1,088,514
15,200	Mead Johnson Nutrition Class A	1,355,840
19,100	Mondelez International Class A	840,018
25,300	Nu Skin Enterprises Class A	1,351,020
79,224	PepsiCo	8,629,078
72,691	Philip Morris International	7,288,000
15,500	Pilgrim’s Pride (1)	360,375
145,711	Procter & Gamble	12,471,405
20,400	Sysco	1,056,516
6,500	Universal	385,515
8,376	USANA Health Sciences (1)	1,150,192
9,941	Walgreens Boots Alliance	787,824
103,123	Wal-Mart Stores	7,524,885
		80,045,588
	Energy — 6.2%
36,200	Atwood Oceanics	386,616
101,063	Chevron	10,356,936
6,200	ConocoPhillips	253,084
24,300	Diamond Offshore Drilling	552,096
19,500	Ensco Class A	178,815
204,790	ExxonMobil	18,216,071
32,000	Hess	1,716,800
24,200	HollyFrontier	615,164
13,672	Magellan Midstream Partners	996,142
85,700	Marathon Oil	1,168,948
25,000	Marathon Petroleum	984,750
19,600	Murphy Oil	537,628
39,700	National Oilwell Varco	1,284,295
15,500	Oasis Petroleum (1)	117,800
40,433	Occidental Petroleum	3,021,558
27,600	Oceaneering International	769,488
15,379	Phillips 66	1,169,727
45,672	Schlumberger	3,677,509
15,100	Tesoro	1,149,865
17,700	Transocean Partners	193,284
48,400	Valero Energy	2,530,352
		49,876,928

	Financials — 15.0%
4,600	Affiliated Managers Group (1)	675,188
45,000	Aflac	3,252,600
41,800	Ally Financial	754,072
28,100	American Equity Investment Life Holding	447,633
58,427	American Express	3,766,205
19,300	American Financial Group	1,410,830
11,300	American International Group	615,172
3,800	American Tower Class A REIT	439,926
7,066	Amerisafe	413,573
11,700	Artisan Partners Asset Management Class A	327,132
600,550	Bank of America	8,701,969
103,500	BB&T	3,816,045
65,700	Berkshire Hathaway Class B (1)	9,478,539
43,600	Capital One Financial	2,924,688
19,400	Chesapeake Lodging Trust REIT	490,238
11,000	Chubb	1,377,860
177,342	Citigroup	7,769,353
23,400	Corrections Corp. of America REIT	749,970
2,500	Credit Acceptance (1)	451,675
42,818	Discover Financial Services	2,433,775
22,400	Eaton Vance	846,944
4,000	EPR Properties REIT	336,080
7,500	Equifax	993,450
3,900	FactSet Research Systems	670,644
8,944	FBL Financial Group Class A	557,837
17,700	Federated Investors Class B	558,789
9,300	Federated National Holding	194,835
90,600	Fifth Third Bancorp	1,719,588
16,500	Fiserv (1)	1,820,940
51,900	Franklin Resources	1,878,261
25,400	Glacier Bancorp	700,532
30,704	Goldman Sachs Group	4,876,102
4,300	HCI Group	129,688
12,900	Horace Mann Educators	440,922
22,505	International Bancshares	617,087
11,100	Jack Henry & Associates	990,675
195,363	JPMorgan Chase	12,497,371
135,200	KeyCorp	1,581,840
18,800	LaSalle Hotel Properties REIT	517,940
37,900	Lincoln National	1,655,093
5,200	MetLife	222,248
135,600	Morgan Stanley	3,895,788
500	National Western Life Group Class A	94,570
34,900	Paychex	2,068,872
16,500	Pebblebrook Hotel Trust REIT	489,225
45,000	PNC Financial Services Group	3,719,250
54,800	Principal Financial Group	2,555,324
900	Public Storage REIT	215,028
197,900	Regions Financial	1,814,743

Shares		Value $

12,400	RLJ Lodging Trust REIT	294,376
5,563	Simon Property Group REIT	1,263,024
29,000	T. Rowe Price Group	2,050,010
14,700	TD Ameritrade Holding	446,292
27,000	Torchmark	1,670,490
30,051	U.S. Bancorp	1,267,251
16,300	Universal Insurance Holdings	354,362
32,400	Unum Group	1,082,484
19,400	Voya Financial	497,222
24,100	Waddell & Reed Financial Class A	440,066
248,572	Wells Fargo	11,923,999
2,700	Westwood Holdings Group	144,774
		120,390,459
	Healthcare — 15.1%
14,533	Abbott Laboratories	650,352
70,781	AbbVie	4,687,826
36,016	Aetna	4,149,403
7,400	Allergan (1)	1,871,830
48,317	Amgen	8,311,973
20,700	Anthem	2,718,738
1,900	Becton Dickinson	334,400
12,262	Biogen (1)	3,555,122
43,871	Bristol-Myers Squibb	3,281,989
22,000	Celgene (1)	2,468,180
6,965	Chemed	1,024,830
9,000	CR Bard	2,013,570
17,361	Eli Lilly	1,439,053
62,324	Express Scripts Holding (1)	4,740,987
74,804	Gilead Sciences	5,944,674
130,684	Johnson & Johnson	16,365,557
20,400	McKesson	3,969,024
17,200	MEDNAX (1)	1,185,252
46,369	Medtronic	4,063,315
175,107	Merck	10,271,777
339,147	Pfizer	12,511,133
41,621	Quest Diagnostics	3,594,390
18,500	Quintiles Transnational Holdings (1)	1,436,340
30,500	ResMed	2,100,840
15,699	Stryker	1,825,480
9,800	Taro Pharmaceutical Industries (1)	1,371,608
9,500	Thermo Fisher Scientific	1,508,980
12,100	U.S. Physical Therapy	721,402
6,800	United Therapeutics (1)	822,868
57,100	UnitedHealth Group	8,176,720
10,600	Varian Medical Systems (1)	1,004,244
11,700	VCA (1)	834,678
11,708	Waters (1)	1,860,753
		120,817,288
	Industrials — 10.7%
38,535	3M	6,873,103
8,400	Alaska Air Group	564,648
47,000	AMETEK	2,210,410
38,400	Boeing	5,132,544
11,400	Carlisle	1,177,506
2,600	Caterpillar	215,176
28,900	CH Robinson Worldwide	2,012,018
32,300	Cummins	3,965,471
30,900	Danaher	2,516,496
53,000	Delta Air Lines	2,053,750
21,200	Deluxe	1,432,908
16,900	Dover	1,207,167
11,700	Dun & Bradstreet	1,512,225
34,200	Expeditors International of Washington	1,690,506
27,300	Fastenal	1,167,075
8,600	Flowserve	411,510
16,400	Fluor	877,728
15,450	Fortive (1)	744,845
336,689	General Electric	10,484,495
40,991	Honeywell International	4,768,483
10,500	Huntington Ingalls Industries	1,812,090
11,800	IDEX	1,059,522
26,400	Illinois Tool Works	3,046,560
21,500	JetBlue Airways (1)	394,095
23,400	Knoll	590,850
17,300	Lockheed Martin	4,372,229
8,700	ManpowerGroup	603,780
11,700	MSC Industrial Direct Class A	840,411
13,500	Northrop Grumman	2,924,505
23,700	Parker Hannifin	2,706,303
25,000	Raytheon	3,488,250
14,500	RPX (1)	146,015
11,500	Snap-on	1,807,455
40,400	Southwest Airlines	1,495,204
4,600	Toro	422,970
52,800	Union Pacific	4,913,040
10,564	United Parcel Service Class B	1,141,968
15,195	United Technologies	1,635,742
6,300	Verisk Analytics Class A (1)	537,264
7,100	Watsco	1,022,684
		85,979,001
	Information Technology — 21.2%
10,900	Adobe Systems (1)	1,066,674
11,849	Alphabet Class A (1)	9,376,588
13,394	Alphabet Class C (1)	10,297,173
18,900	Amdocs	1,103,004
31,300	Amphenol Class A	1,862,976
250,173	Apple	26,070,529
30,100	Automatic Data Processing	2,677,395
45,900	CA	1,590,435
292,185	Cisco Systems	8,920,408
13,300	Citrix Systems (1)	1,185,429
46,600	Cognizant Technology Solutions Class A (1)	2,679,034

Shares		Value $

111,500	eBay (1)	3,474,340
6,600	F5 Networks (1)	814,572
94,400	Facebook Class A (1)	11,699,936
5,400	FleetCor Technologies (1)	819,072
25,200	FLIR Systems	821,016
51,100	Hewlett Packard Enterprise	1,074,122
76,333	HP	1,069,425
293,474	Intel	10,230,504
54,294	International Business Machines	8,720,702
20,600	Intuit	2,286,394
10,800	j2 Global	721,872
19,700	Linear Technology	1,181,803
32,700	MasterCard Class A	3,114,348
27,700	Microchip Technology	1,541,228
364,650	Microsoft	20,668,362
54,900	NetApp	1,446,615
215,581	Oracle	8,847,444
29,100	PayPal Holdings (1)	1,083,684
111,977	QUALCOMM	7,007,521
3,000	salesforce.com (1)	245,400
52,300	Symantec	1,068,489
22,300	Syntel (1)	1,010,413
23,600	Teradata (1)	669,768
58,822	Texas Instruments	4,102,834
20,300	Total System Services	1,033,676
70,800	Visa Class A	5,525,940
15,200	Vishay Intertechnology	202,616
19,300	Western Digital	916,943
80,000	Western Union	1,600,000
		169,828,684
	Materials — 2.0%
8,100	Air Products & Chemicals	1,210,302
20,700	Bemis	1,056,528
1,900	Chase	115,121
86,400	Dow Chemical	4,637,088
18,140	Monsanto	1,936,808
33,600	Mosaic	907,200
16,100	Newmont Mining	708,400
20,800	PPG Industries	2,177,968
10,800	Reliance Steel & Aluminum	847,152
14,300	Schweitzer-Mauduit International	540,683
29,600	Sonoco Products	1,507,528
23,700	Steel Dynamics	635,634
1,500	Terra Nitrogen LP	161,295
		16,441,707
	Telecommunication Services — 2.3%
230,627	AT&T	9,983,843
154,730	Verizon Communications	8,573,589
		18,557,432
	Utilities — 1.9%
128,400	AES	1,585,740
2,900	Ameren	152,076
7,800	Consolidated Edison	624,624
8,400	Edison International	649,992
91,071	Emerson Electric	5,090,869
2,300	Entergy	187,197
27,500	Exelon	1,025,200
15,800	NextEra Energy	2,026,982
12,900	PG&E	824,826
43,800	Public Service Enterprise Group	2,015,238
6,500	Sempra Energy	727,220
89,900	Vivint Solar (1)	271,498
		15,181,462
	Total United States	770,092,778
	TOTAL COMMON STOCK (Cost $575,691,518)	792,870,411
	TOTAL INVESTMENTS — 98.8% (Cost $575,691,518)*	792,870,411
	OTHER ASSETS LESS LIABILITIES — 1.2%	9,263,024
	NET ASSETS — 100%	$802,133,435

(1) Denotes non-income producing security.

* At July 31, 2016, the tax basis cost of the Fund’s investments was $576,365,957, and the unrealized appreciation and depreciation were $227,102,789 and $(10,598,335), respectively.

A summary of the outstanding forward foreign currency contracts held by the Fund at July 31, 2016, is as follows:

						Unrealized
	Settlement					Appreciation
Counterparty	Date	Currency to Deliver		Currency to Receive		(Depreciation)
Standard Chartered	08/24/16	CAD	14,879,235	USD	11,401,772	$3,850

CAD — Canadian Dollar

LP — Limited Partnership

REIT — Real Estate Investment Trust

USD — United States Dollar

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Mutual Funds

Fair Value Measurements

July 31, 2016 (unaudited)

The following is a summary of the inputs used as of July 31, 2016, in valuing the Schroder Funds’ investments carried at value:

Schroder North American Equity Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities (1)
Common Stock (2)	$792,870,411	$—	$—	$792,870,411
Total Investments in Securities	$792,870,411	$—	$—	$792,870,411

	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Forwards - Unrealized Appreciation	$—	$3,850	$—	$3,850
Total Other Financial Instruments	$—	$3,850	$—	$3,850

(1)              There were no transfers between levels during the reporting period, based on the input levels assigned under the hierarchy at the beginning and end of the reporting period.

(2)              All securities in this category are Level 1. For a detailed break-out by classification, please refer to the Schedule of Investments.

Item 2.   Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) There have been no changes in the registrant’s internal control over financial reporting during the period from November 1, 2015 through July 31, 2016 that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Schroder Global Series Trust

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer

Date: September 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer

Date: September 26, 2016

By (Signature and Title)*	/s/ Alan M. Mandel
Alan M. Mandel
Treasurer and Chief Financial Officer

Date: September 26, 2016

*     Print the name and title of each signing officer under his or her signature.